CONSOLIDATED BALANCE SHEETS	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	¥ 14,716,652	$ 17,453,360	¥ 11,931,714	$ 11,931,714	$ 10,362,283	$ 4,896,067
Accounts receivable, net		83,980		78,785	451,132	171,753
Prepayments and other current assets		1,784,537		1,963,102	902,811	1,973
Total current assets		25,035,069		13,973,601	11,716,226	5,069,793
Non-current assets
Property and equipment, net		13,725,957		12,324,125	14,022,240	1,062,573
Intangible assets, net		20,416,461		19,294,740	17,799,207	23,921,846
Total non-current assets		34,170,824		31,715,900	31,821,447	24,984,419
TOTAL ASSETS		59,205,893		45,689,501	43,537,673	30,054,212
Current liabilities
Accounts payable		113,707		249,086	10,025	6,044,274
Taxes payable		448,485		543,600	375,337	697,099
Amounts due to a related party		257,037		0	0	1,590,305
Other payables		1,051,929		227,525	151,545	85,219
Deferred revenue-current		11,456,667		16,736,365	15,308,898	10,558,149	$ 5,609,362
Total current liabilities		13,327,825		17,756,576	15,845,805	18,975,046
Non-current liabilities
Deferred revenue-non-current		312,896		50,877	8,672,836	0	0
Total non-current liabilities		312,896		50,877	8,672,836	0
TOTAL LIABILITIES		13,640,721		17,807,453	24,518,641	18,975,046
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding		2,400		1,800	1,800	1,800
Additional paid-in capital		13,415,987		1,619,774	1,619,774	1,619,774
Statutory reserve		745,590		745,590	745,590	745,590
Accumulated profits		30,419,177		26,921,172	16,945,947	8,270,889
Accumulated other comprehensive income/(loss)		982,018		(1,406,288)	(294,079)	441,113
TOTAL SHAREHOLDERS' EQUITY		45,565,172		27,882,048	19,019,032	11,079,166	$ 4,346,563
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 59,205,893		$ 45,689,501	$ 43,537,673	$ 30,054,212